Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,994,768)	$ 398,172	$ 4,595,982